Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
September 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 6.98%
Basic Industry — 0.12%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	57,000	$ 66,919
		66,919
Capital Goods — 0.49%
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	53,000	173,277
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	92,000	93,771
		267,048
Communications — 1.24%
Cable One 144A 1.125% exercise price $2,275.83, maturity date 3/15/28 #	110,000	112,159
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	113,000	117,746
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	119,000	129,041
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	113,000	115,317
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	63,000	64,260
Liberty Media 2.25% exercise price $32.28, maturity date 9/30/46	305,000	138,011
		676,534
Consumer Cyclical — 0.28%
Cheesecake Factory 0.375% exercise price $78.40, maturity date 6/15/26	71,000	67,983
Ford Motor 144A 0.00% exercise price $17.49, maturity date 3/15/26 #, ^	76,000	82,317
		150,300
Consumer Non-Cyclical — 1.93%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	106,000	108,723
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	123,000	131,705
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	80,000	$ 79,880
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	70,000	98,280
Insulet 0.375% exercise price $226.73, maturity date 9/1/26	38,000	53,034
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	121,000	133,524
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	86,000	78,852
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	90,000	104,344
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	32,000	42,746
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	147,000	130,268
Repay Holdings 144A 0.323% exercise price $33.60, maturity date 2/1/26 #, ^	99,000	96,092
		1,057,448
Electric — 0.25%
NextEra Energy Partners 144A 0.357% exercise price $76.10, maturity date 11/15/25 #, ^	41,000	43,665
NRG Energy 2.75% exercise price $45.21, maturity date 6/1/48	81,000	95,418
		139,083
Energy — 0.47%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	149,000	129,324
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	121,000	126,468
		255,792
NQ-FL7 [9/21] 11/21 (1918336)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Real Estate Investment Trusts — 0.35%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	102,000	$ 104,736
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	82,000	86,533
		191,269
Technology — 1.45%
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	80,000	89,149
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	65,000	68,091
Microchip Technology 1.625% exercise price $93.85, maturity date 2/15/27	52,000	119,000
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	60,000	135,390
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	57,000	103,734
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	117,000	113,645
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	93,000	93,744
Vishay Intertechnology 2.25% exercise price $31.32, maturity date 6/15/25	69,000	71,229
		793,982
Transportation — 0.40%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	109,000	140,174
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	82,000	77,237
		217,411
Total Convertible Bonds (cost $3,446,987)		3,815,786

	Principal amount°	Value (US $)

Corporate Bonds — 8.45%
Basic Industry — 0.59%
Allegheny Technologies 5.875% 12/1/27	20,000	$ 21,175
Artera Services 144A 9.033% 12/4/25 #	70,000	76,037
Avient 144A 5.75% 5/15/25 #	17,000	17,935
Chemours 144A 5.75% 11/15/28 #	35,000	36,696
Freeport-McMoRan 5.45% 3/15/43	62,000	76,415
New Gold 144A 7.50% 7/15/27 #	35,000	36,069
NOVA Chemicals 144A 4.25% 5/15/29 #	35,000	35,044
Olin 5.00% 2/1/30	20,000	21,175
		320,546
Capital Goods — 0.27%
Intertape Polymer Group 144A 4.375% 6/15/29 #	35,000	35,625
Madison IAQ 144A 5.875% 6/30/29 #	30,000	30,264
Terex 144A 5.00% 5/15/29 #	40,000	41,500
TransDigm 144A 6.25% 3/15/26 #	40,000	41,750
		149,139
Communications — 0.71%
Altice France 144A 5.50% 10/15/29 #	35,000	34,691
Consolidated Communications
144A 5.00% 10/1/28 #	20,000	20,676
144A 6.50% 10/1/28 #	20,000	21,751

Frontier Communications 144A 5.875% 10/15/27 #	35,000	37,231
Level 3 Financing 144A 4.25% 7/1/28 #	40,000	40,359
Sprint 7.125% 6/15/24	75,000	85,459
T-Mobile USA
2.625% 4/15/26	20,000	20,475
3.375% 4/15/29	20,000	20,890
3.50% 4/15/31	15,000	15,838

Zayo Group Holdings 144A 6.125% 3/1/28 #	90,000	91,366
		388,736
Consumer Cyclical — 1.16%
Allison Transmission 144A 5.875% 6/1/29 #	55,000	59,911
Bath & Body Works
6.875% 11/1/35	35,000	43,969
6.95% 3/1/33	29,000	34,257

Caesars Entertainment 144A 6.25% 7/1/25 #	75,000	79,051

2    NQ-FL7 [9/21] 11/21 (1918336)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Carnival
144A 5.75% 3/1/27 #	75,000	$ 77,625
144A 7.625% 3/1/26 #	50,000	53,437

Ford Motor 9.00% 4/22/25	30,000	36,113
Levi Strauss & Co. 144A 3.50% 3/1/31 #	32,000	32,360
MGM Growth Properties Operating Partnership 144A 3.875% 2/15/29 #	35,000	37,319
MGM Resorts International 4.75% 10/15/28	15,000	15,825
Murphy Oil USA 144A 3.75% 2/15/31 #	35,000	35,262
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	75,000	76,821
Scientific Games International 144A 8.25% 3/15/26 #	24,000	25,500
Six Flags Entertainment 144A 4.875% 7/31/24 #	25,000	25,266
		632,716
Consumer Non-Cyclical — 0.25%
JBS USA LUX 144A 6.50% 4/15/29 #	48,000	53,700
Kraft Heinz Foods 5.20% 7/15/45	30,000	37,639
Post Holdings 144A 5.50% 12/15/29 #	43,000	45,638
		136,977
Energy — 1.61%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	35,000	35,804
144A 7.00% 11/1/26 #	20,000	20,700

CNX Midstream Partners 144A 4.75% 4/15/30 #	15,000	15,251
CNX Resources
144A 6.00% 1/15/29 #	35,000	37,056
144A 7.25% 3/14/27 #	20,000	21,319
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	11,000	11,335
144A 6.00% 2/1/29 #	31,000	32,479

DCP Midstream Operating 5.125% 5/15/29	55,000	61,995
EQM Midstream Partners
144A 4.75% 1/15/31 #	25,000	26,032
144A 6.50% 7/1/27 #	40,000	45,040
Genesis Energy
7.75% 2/1/28	60,000	60,024
8.00% 1/15/27	35,000	35,484

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Murphy Oil 6.375% 7/15/28	65,000	$ 68,819
NuStar Logistics 5.625% 4/28/27	30,000	32,009
Occidental Petroleum
3.00% 2/15/27	20,000	20,021
3.50% 8/15/29	35,000	35,643
6.125% 1/1/31	30,000	36,052
6.45% 9/15/36	20,000	25,188
6.625% 9/1/30	30,000	37,012

PDC Energy 5.75% 5/15/26	43,000	44,827
Southwestern Energy 7.75% 10/1/27	33,000	35,691
Targa Resources Partners 5.375% 2/1/27	30,000	31,124
TechnipFMC 144A 6.50% 2/1/26 #	70,000	75,095
Western Midstream Operating 4.75% 8/15/28	35,000	38,228
		882,228
Financials — 0.71%
Ally Financial
4.70% 5/15/26 μ, ψ	40,000	41,759
8.00% 11/1/31	195,000	281,496

Hightower Holding 144A 6.75% 4/15/29 #	30,000	30,788
MSCI 144A 3.625% 11/1/31 #	30,000	31,256
		385,299
Healthcare — 0.73%
Bausch Health 144A 6.25% 2/15/29 #	75,000	74,320
CHS
144A 4.75% 2/15/31 #	30,000	30,225
144A 6.625% 2/15/25 #	25,000	26,188

DaVita 144A 4.625% 6/1/30 #	30,000	30,896
Encompass Health 4.75% 2/1/30	30,000	31,590
Hadrian Merger Sub 144A 8.50% 5/1/26 #	40,000	41,500
HCA
5.375% 2/1/25	30,000	33,563
5.875% 2/15/26	35,000	40,162
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	21,000	22,507
144A 7.375% 6/1/25 #	24,000	25,357

Tenet Healthcare 144A 6.125% 10/1/28 #	40,000	42,070
		398,378
Insurance — 0.16%
HUB International 144A 7.00% 5/1/26 #	30,000	31,050
NQ-FL7 [9/21] 11/21 (1918336)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
USI 144A 6.875% 5/1/25 #	55,000	$ 56,043
		87,093
Media — 1.20%
AMC Networks 4.25% 2/15/29	65,000	64,756
CCO Holdings
4.50% 5/1/32	90,000	92,812
144A 5.375% 6/1/29 #	30,000	32,438

Clear Channel Outdoor Holdings 144A 7.50% 6/1/29 #	25,000	26,031
CSC Holdings 144A 5.75% 1/15/30 #	200,000	203,631
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	36,000	37,305
Gray Television 144A 7.00% 5/15/27 #	50,000	53,687
Nielsen Finance
144A 4.50% 7/15/29 #	10,000	9,791
144A 4.75% 7/15/31 #	30,000	29,222

Sirius XM Radio 144A 4.00% 7/15/28 #	70,000	71,269
Terrier Media Buyer 144A 8.875% 12/15/27 #	35,000	37,054
		657,996
Services — 0.49%
H&E Equipment Services 144A 3.875% 12/15/28 #	25,000	24,934
Iron Mountain 144A 5.25% 3/15/28 #	55,000	57,544
Legends Hospitality Holding 144A 5.00% 2/1/26 #	30,000	30,799
Prime Security Services Borrower 144A 5.75% 4/15/26 #	65,000	70,395
United Rentals North America 3.875% 2/15/31	56,000	57,470
Univar Solutions USA 144A 5.125% 12/1/27 #	25,000	26,280
		267,422
Technology & Electronics — 0.15%
Go Daddy Operating 144A 3.50% 3/1/29 #	40,000	39,700
SS&C Technologies 144A 5.50% 9/30/27 #	40,000	42,288
		81,988
Transportation — 0.16%
Delta Air Lines 7.375% 1/15/26	24,000	28,287
United Airlines
144A 4.375% 4/15/26 #	15,000	15,413
144A 4.625% 4/15/29 #	20,000	20,694

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)

VistaJet Malta Finance 144A 10.50% 6/1/24 #	20,000	$ 21,750
		86,144
Utilities — 0.26%
Calpine
144A 4.50% 2/15/28 #	16,000	16,340
144A 5.00% 2/1/31 #	35,000	35,044
144A 5.25% 6/1/26 #	32,000	32,959

PG&E 5.25% 7/1/30	20,000	20,500
Vistra Operations 144A 4.375% 5/1/29 #	35,000	35,258
		140,101
Total Corporate Bonds (cost $4,517,508)		4,614,763

US Treasury Obligations — 14.73%
US Treasury Bonds
1.125% 5/15/40	195,000	168,606
1.375% 8/15/50	15,000	12,662
1.75% 8/15/41	25,000	23,906
2.00% 2/15/50	20,000	19,655
2.00% 8/15/51	25,000	24,563
2.25% 8/15/49	195,000	202,191
2.75% 8/15/47	125,000	141,919
2.875% 5/15/43	115,000	132,012
2.875% 11/15/46	125,000	144,829
3.00% 5/15/42	70,000	81,870
3.00% 11/15/45	115,000	135,601
3.00% 8/15/48	70,000	83,426
3.375% 5/15/44	125,000	155,405
3.375% 11/15/48	155,000	197,516
4.375% 2/15/38	30,000	41,073
4.50% 5/15/38	15,000	20,847
4.50% 8/15/39	70,000	98,336
4.75% 2/15/41	25,000	36,535
5.00% 5/15/37	25,000	36,225
US Treasury Notes
0.125% 7/31/23	1,430,000	1,427,067
0.25% 5/15/24	585,000	582,235
0.375% 1/31/26	195,000	190,856
0.875% 6/30/26	80,000	79,725
0.875% 9/30/26	85,000	84,548
1.125% 2/15/31	195,000	188,906
1.25% 8/15/31	180,000	175,655
2.25% 10/31/24	850,000	894,592
2.25% 11/15/27	540,000	574,193
2.625% 1/31/26	580,000	623,500
2.625% 2/15/29	275,000	299,906
2.75% 2/15/28	285,000	311,886

4    NQ-FL7 [9/21] 11/21 (1918336)

	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
2.875% 5/31/25	780,000	$ 841,334
5.375% 2/15/31	15,000	20,195
Total US Treasury Obligations (cost $8,247,300)		8,051,775
	Number of shares
Common Stock — 58.83%
Communication Services — 4.39%
Alphabet Class A †	28	74,859
Alphabet Class C †	71	189,237
AT&T	8,489	229,288
Comcast Class A	5,983	334,629
Facebook Class A †	513	174,107
KDDI	4,200	138,277
Orange	10,440	112,907
Publicis Groupe	2,490	167,273
Take-Two Interactive Software †	791	121,869
Verizon Communications	9,994	539,776
ViacomCBS Class B	82	3,240
Walt Disney †	1,842	311,611
		2,397,073
Consumer Discretionary — 7.91%
adidas AG	445	139,844
Amazon.com †	154	505,896
Bath & Body Works	1,702	107,277
Best Buy	837	88,479
Buckle	4,421	175,028
Dollar General	1,451	307,815
Dollar Tree †	3,400	325,448
eBay	1,482	103,251
H & M Hennes & Mauritz Class B †	4,640	93,921
Haverty Furniture	1,804	60,813
Home Depot	935	306,923
Lowe's	2,944	597,220
Newell Brands	989	21,897
Next	470	51,701
NIKE Class B	1,236	179,504
PulteGroup	1,262	57,951
Ross Stores	1,492	162,404
Sodexo †	1,600	139,833
Sturm Ruger & Co.	2,208	162,906
Swatch Group	745	194,357
Tesla †	54	41,876
TJX	2,869	189,297
Tractor Supply	1,066	215,982
Ulta Beauty †	259	93,478
		4,323,101
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples — 5.47%
Altria Group	4,106	$ 186,905
Archer-Daniels-Midland	5,800	348,058
Asahi Group Holdings	2,000	96,511
Clorox	195	32,294
Colgate-Palmolive	916	69,231
Conagra Brands	10,000	338,700
Danone	2,950	201,125
Diageo	6,830	330,674
Essity Class B	4,350	134,911
Kao	2,600	154,735
Kellogg	1,845	117,932
Kirin Holdings	2,300	42,688
Koninklijke Ahold Delhaize	6,150	204,784
Lawson	1,600	78,596
Nestle	2,060	248,209
Philip Morris International	2,225	210,908
Seven & i Holdings	4,200	191,203
		2,987,464
Energy — 2.84%
Chevron	752	76,290
ConocoPhillips	8,833	598,612
EOG Resources	2,337	187,591
Exxon Mobil	5,138	302,217
Kinder Morgan	9,686	162,047
Marathon Petroleum	2,107	130,234
Williams	3,636	94,318
		1,551,309
Financials — 7.11%
AGNC Investment	10,243	161,532
American Financial Group	1,308	164,586
American International Group	6,300	345,807
Ameriprise Financial	560	147,907
Annaly Capital Management	5,700	47,994
Artisan Partners Asset Management Class A	2,952	144,412
BlackRock	268	224,761
Blackstone	1,364	158,688
Diamond Hill Investment Group	293	51,468
Discover Financial Services	3,782	464,619
Invesco	6,770	163,225
MetLife	8,753	540,323
Principal Financial Group	2,799	180,255
Prudential Financial	1,593	167,584
S&P Global	255	108,347
Synchrony Financial	2,563	125,279
Truist Financial	5,700	334,305
US Bancorp	6,000	356,640
		3,887,732
NQ-FL7 [9/21] 11/21 (1918336)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare — 8.47%
AbbVie	2,125	$ 229,224
AmerisourceBergen	1,576	188,253
Amgen	785	166,930
Baxter International	1,122	90,243
Bristol-Myers Squibb	2,761	163,368
Cardinal Health	4,188	207,139
Cigna	1,400	280,224
CVS Health	4,200	356,412
Eli Lilly & Co.	384	88,723
Fresenius Medical Care AG & Co.	3,130	219,552
Humana	176	68,490
Johnson & Johnson	4,128	666,672
Merck & Co.	7,385	554,687
Molina Healthcare †	357	96,858
Novo Nordisk Class B	2,330	224,588
Organon & Co.	236	7,738
Pfizer	5,991	257,673
Roche Holding	540	197,084
Smith & Nephew	10,500	180,892
UnitedHealth Group	172	67,207
Viatris	23,211	314,509
		4,626,466
Industrials — 3.16%
Dover	1,991	309,601
Honeywell International	1,486	315,448
Knorr-Bremse	660	70,614
Lockheed Martin	445	153,570
Northrop Grumman	900	324,135
Raytheon Technologies	3,939	338,596
Securitas Class B	13,300	210,507
United Parcel Service Class B	19	3,460
		1,725,931
Information Technology — 13.10%
Adobe †	458	263,680
Amadeus IT Group †	2,390	157,195
Analog Devices	280	46,894
Apple	7,699	1,089,409
Broadcom	1,226	594,524
Cisco Systems	9,040	492,047
Cognizant Technology Solutions Class A	4,678	347,154
Dropbox Class A †	5,818	170,002
Enphase Energy †	367	55,039
eXp World Holdings	11	437
Fidelity National Information Services	2,364	287,652
HP	6,287	172,012
International Business Machines	884	122,814
Lam Research	339	192,942
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Microsoft	3,529	$ 994,896
Monolithic Power Systems	431	208,897
Motorola Solutions	1,400	325,248
NetApp	2,410	216,322
NVIDIA	309	64,012
Oracle	3,800	331,094
Paychex	1,580	177,671
Paycom Software †	151	74,858
QUALCOMM	1,408	181,604
SAP	1,320	178,503
TE Connectivity	658	90,291
Western Union	6,650	134,463
Xilinx	1,251	188,888
		7,158,548
Materials — 1.08%
Air Liquide	1,310	209,810
Dow	1,194	68,726
DuPont de Nemours	4,600	312,754
		591,290
REIT Diversified — 0.04%
DigitalBridge Group †	222	1,339
Lexington Realty Trust	1,771	22,580
		23,919
REIT Healthcare — 0.61%
Alexandria Real Estate Equities	272	51,971
CareTrust REIT	989	20,097
Healthcare Trust of America Class A	1,044	30,965
Healthpeak Properties	390	13,057
Medical Properties Trust	4,260	85,498
National Health Investors	66	3,531
Omega Healthcare Investors	2,444	73,222
Ventas	40	2,208
Welltower	629	51,830
		332,379
REIT Hotel — 0.32%
Apple Hospitality REIT	1,881	29,588
Chatham Lodging Trust †	1,129	13,830
Gaming and Leisure Properties	430	19,918
Host Hotels & Resorts †	181	2,956
VICI Properties	3,797	107,873
		174,165
REIT Industrial — 0.42%
Americold Realty Trust	334	9,703
Duke Realty	842	40,307
Plymouth Industrial REIT	167	3,799
Prologis	1,291	161,930

6    NQ-FL7 [9/21] 11/21 (1918336)

	Number of shares	Value (US $)
Common Stock (continued)
REIT Industrial (continued)
Terreno Realty	223	$ 14,100
		229,839
REIT Information Technology — 0.31%
Digital Realty Trust	409	59,080
Equinix	143	112,989
		172,069
REIT Mall — 0.10%
Simon Property Group	423	54,977
		54,977
REIT Manufactured Housing — 0.11%
Equity LifeStyle Properties	179	13,980
Sun Communities	239	44,239
		58,219
REIT Multifamily — 0.96%
American Homes 4 Rent Class A	463	17,650
Apartment Income REIT	90	4,393
AvalonBay Communities	123	27,262
Camden Property Trust	154	22,710
Equity Residential	4,631	374,740
Essex Property Trust	159	50,839
Mid-America Apartment Communities	86	16,060
UDR	254	13,457
		527,111
REIT Office — 0.23%
Boston Properties	218	23,620
Columbia Property Trust	387	7,361
Cousins Properties	781	29,123
Douglas Emmett	185	5,848
Highwoods Properties	629	27,588
Kilroy Realty	279	18,473
Piedmont Office Realty Trust Class A	566	9,865
SL Green Realty	95	6,730
		128,608
REIT Self-Storage — 0.33%
CubeSmart	283	13,711
Extra Space Storage	276	46,365
Life Storage	233	26,734
National Storage Affiliates Trust	283	14,940
Public Storage	257	76,355
		178,105
REIT Shopping Center — 0.31%
Agree Realty	377	24,969
Brixmor Property Group	1,259	27,837
Federal Realty Investment Trust	42	4,956
Kimco Realty	680	14,110
	Number of shares	Value (US $)
Common Stock (continued)
REIT Shopping Center (continued)
Kite Realty Group Trust	690	$ 14,048
Regency Centers	364	24,508
Retail Opportunity Investments	1,221	21,270
SITE Centers	1,396	21,554
Urban Edge Properties	1,056	19,335
		172,587
REIT Single Tenant — 0.20%
Four Corners Property Trust	586	15,740
National Retail Properties	530	22,891
Realty Income	369	23,933
Spirit Realty Capital	465	21,409
STORE Capital	734	23,510
		107,483
REIT Specialty — 0.39%
Essential Properties Realty Trust	510	14,239
Invitation Homes	1,262	48,373
Iron Mountain	2,881	125,179
Outfront Media	297	7,484
WP Carey	262	19,137
		214,412
Utilities — 0.97%
Edison International	5,900	327,273
NRG Energy	4,465	182,306
PPL	661	18,429
		528,008
Total Common Stock (cost $28,657,475)		32,150,795

Convertible Preferred Stock — 1.58%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	72	111,564
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	965	46,725
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	1,115	64,447
Bank of America 7.25% exercise price $50.00 **	41	59,139
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	3,518	174,317
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	1,357	67,674
NQ-FL7 [9/21] 11/21 (1918336)    7

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
Essential Utilities 6.00% exercise price $42.19, maturity date 4/30/22	2,050	$ 117,649
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	105	106,418
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	126	14,045
UGI 7.25% exercise price $52.57, maturity date 6/1/24	1,015	101,358
Total Convertible Preferred Stock (cost $803,146)		863,336

Exchange-Traded Funds — 4.51%
iShares Core MSCI Emerging Markets ETF	16,280	1,005,453
iShares Global Infrastructure ETF	27,410	1,258,119
iShares MSCI EAFE ETF	50	3,900
iShares Trust iShares ESG Aware MSCI EAFE ETF	920	72,110
Vanguard Mega Cap Growth ETF	519	121,861
Total Exchange-Traded Funds (cost $2,574,822)		2,461,443

Short-Term Investments — 4.75%
Money Market Mutual Funds — 4.75%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	648,937	648,937
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	648,937	648,937
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	648,937	648,937
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	648,937	$ 648,937
Total Short-Term Investments (cost $2,595,748)		2,595,748

Total Value of Securities—99.83% (cost $50,842,986)		54,553,646
Receivables and Other Assets Net of Liabilities—0.17%		94,757
Net Assets Applicable to 4,061,493 Shares Outstanding—100.00%		$54,648,403
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $3,872,505, which represents 7.09% of the Series' net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
†	Non-income producing security.
**	Perpetual security with no stated maturity date.

The following foreign currency exchange contracts were outstanding at September 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	CHF	(1,127)	USD	1,206	10/4/21	$(4)
BNYM	EUR	(2,362)	USD	2,735	10/1/21	(1)
BNYM	GBP	(722)	USD	972	10/4/21	(2)
Total Foreign Currency Exchange Contracts						$(7)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.
8    NQ-FL7 [9/21] 11/21 (1918336)

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
USD – US Dollar
NQ-FL7 [9/21] 11/21 (1918336)    9